[DECHERT LLP LETTERHEAD]

August 31, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Re: ING Equity Trust	ING Funds Trust
(File Nos. 333-56881 and 811-08817)	(File Nos. 333-59745 and 811-08895)

ING Investment Funds, Inc.	ING Mayflower Trust
(File Nos. 002-34552 and 811-01939)	(File Nos. 033-67852 and 811-07978)

ING Mutual Funds	ING Senior Income Fund
(File Nos. 033-56094 and 811-07428)	(File Nos. 333-54910 and 811-10223)

Dear Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, enclosed for filing via the EDGAR system is a definitive proxy statement, form of proxy, and other soliciting material for a Special Meeting of Shareholders (“Special Meeting”) of each of the above-captioned registrants (collectively the “Companies”).

The Special Meeting is being held for the purpose of asking shareholders of the series of the Companies (the “Funds”) to approve the election of nominees to the Board of Directors/Trustees of the Funds. Shareholders of certain Funds will be asked to approve: (1) a “Manager-of-Managers” arrangement for the affected Funds; and (2) the conversion of the affected Funds’ investment objectives from fundamental to non-fundamental. Shareholders of ING GNMA Income Fund will be asked to approve modifications to the ING GNMA Income Fund’s investment restrictions governing borrowing money and making loans. Finally, shareholders of each of the series of ING Equity Trust will be asked to approve an amendment to ING Equity Trust’s Declaration of Trust to permit certain reorganizations without obtaining Shareholder approval but subject to approval by the Board.

No fee is required in connection with this filing. Should you have any questions, please contact Paul Caldarelli at 480.477.2649 or the undersigned at 202.261.3459.

Very truly yours,

/s/ Reza Pishva

Reza Pishva

Attachment

cc:	Huey P. Falgout, Jr.
ING U.S. Legal Services

Jeffrey S. Puretz, Esq.
Dechert LLP